Schedule of Option Exercise Price Range (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Equity [Abstract]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 0.13
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 0.56
Shares Underlying Options Outstanding, shares | shares	10,242,000
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	8 years 18 days
Shares Underlying Options Outstanding, Weighted Average Exercise Price	$ 0.15
Shares Underlying Options Exercisable, Number of shares, shares | shares	9,113,528
Shares Underlying Options Exercisable, Weighted Average Exercise Price	$ 0.15